Consolidated Balance Sheets ¥ in Thousands, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 607,579	¥ 527,407
Term deposits and short term investments	428,343	558,765
Restricted cash	9,761	7,049
Accounts receivable, net	326,795	293,854
Prepayments and other current assets	25,470	34,108
Total current assets	1,474,352	1,478,628
Non-current assets:
Property and equipment, net	4,440	7,237
Intangible assets, net	13,723	20,050
Available-for-sale debt investments	313	309
Equity investments, net	85,436	101,221
Deferred income tax assets, net	63,258	70,170
Operating lease right-of-use assets, net	56,791	67,950
Other non-current assets	13,614	13,179
Total non-current assets	237,575	280,116
Total assets	1,711,927	1,758,744
Current liabilities (including amounts of the consolidated VIEs, excluding inter-company amounts, without recourse to the Company of RMB231,408 and RMB228,861 as of December 31, 2023 and 2024, respectively. Note 1) :
Accounts payable	144,670	122,133
Advances from customers	29,104	34,197
Taxes payable	175,932	170,479
Salary and welfare payable	86,607	86,444
Accrued expenses and other current liabilities	65,708	71,656
Operating lease liabilities	10,972	19,915
Total current liabilities	537,320	526,994
Non-current liabilities (including amounts of the consolidated VIEs, excluding inter-company amounts, without recourse to the Company of RMB29,870 and RMB17,305 as of December 31, 2023 and 2024, respectively. Note 1) :
Long-term liabilities	15,497	18,598
Operating lease liabilities	45,700	49,529
Total non-current liabilities	61,197	68,127
Total liabilities	598,517	595,121
Commitments and contingencies (Note 20)
Shareholders’ equity:
Additional paid-in capital	1,642,077	1,640,535
Treasury stock (2,044,080 shares and 5,807,088 shares as of December 31, 2023 and 2024, respectively)	(1,480)	(655)
Statutory reserves	99,124	99,342
Accumulated deficits	(566,701)	(513,365)
Accumulated other comprehensive loss	(37,305)	(40,397)
Total Phoenix New Media Limited shareholders’ equity	1,175,267	1,225,012
Noncontrolling interests	(61,857)	(61,389)
Total shareholders’ equity	1,113,410	1,163,623
Total liabilities and shareholders’ equity	1,711,927	1,758,744
Related Party [Member]
Current assets:
Amounts due from related parties	76,404	57,445
Current liabilities (including amounts of the consolidated VIEs, excluding inter-company amounts, without recourse to the Company of RMB231,408 and RMB228,861 as of December 31, 2023 and 2024, respectively. Note 1) :
Amounts due to related parties	24,327	22,170
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	17,499	17,499
Treasury stock (2,044,080 shares and 5,807,088 shares as of December 31, 2023 and 2024, respectively)	(1,500)
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	¥ 22,053	¥ 22,053